Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 92.98% Δ			Common Stock Δ (continued)
Argentina - 1.10%			China/Hong Kong (continued)
Arcos Dorados Holdings			Tencent Music Entertainment Group
Class A	449,841$	1,502,469	ADR †	159$	1,600
Cablevision Holding GDR †	262,838	1,070,766	Tianjin Development Holdings	35,950	6,992
Cresud ADR †	352,234	1,225,774	Tingyi Cayman Islands Holding	1,706,000	2,773,672
Grupo Clarin GDR Class B 144A #=†	77,680	72,471	Trip.com Group ADR †	130,000	3,048,500
IRSA Inversiones y Representaciones			Tsingtao Brewery Class H	1,499,429	7,579,198
ADR †	430,000	1,496,400	Uni-President China Holdings	2,800,000	2,706,181
IRSA Propiedades Comerciales ADR	16,271	114,222	Weibo ADR †	40,000	1,324,400
		5,482,102	Wuliangye Yibin Class A	630,892	10,148,515
Bahrain - 0.09%			ZhongAn Online P&C Insurance Class H
Aluminium Bahrain GDR 144A #	91,200	442,639	144 A #†	109,400	355,809
		442,639			169,721,929
Brazil - 7.98%			India - 8.53%
AES Tiete Energia	334,917	834,698	Dr Reddy’s Laboratories ADR	78,056	3,147,998
B2W Cia Digital †	2,000,000	18,417,659	Indiabulls Real Estate GDR †	44,628	24,491
Banco Bradesco ADR	718,080	2,915,405	Natco Pharma	200,000	1,322,496
Banco Santander Brasil ADR	53,466	276,419	Reliance Industries	1,012,000	14,757,218
BRF ADR †	788,900	2,287,810	Reliance Industries GDR 144A #	756,027	23,155,213
Itau Unibanco Holding ADR	1,049,325	4,711,469	Sify Technologies ADR	91,200	68,409
Petroleo Brasileiro ADR	83,906	461,483			42,475,825
Rumo †	234,448	887,961	Indonesia - 0.31%
Telefonica Brasil ADR	294,192	2,803,650	Astra International	6,500,000	1,545,375
TIM Participacoes ADR	264,100	3,211,456			1,545,375
Vale	161,197	1,340,180	Japan - 0.25%
Vale ADR †	197,300	1,635,617	Renesas Electronics †	350,000	1,244,974
		39,783,807			1,244,974
Chile - 0.51%			Malaysia - 0.09%
Latam Airlines Group ADR	107,672	285,331	UEM Sunrise †	4,748,132	431,377
Sociedad Quimica y Minera de Chile					431,377
ADR	100,000	2,255,000
			Mexico - 3.40%
		2,540,331	America Movil ADR Class L	213,289	2,512,544
China/Hong Kong - 34.06%			Banco Santander Mexico Institucion de
Alibaba Group Holding ADR †	137,900	26,818,792	Banca Multiple Grupo Financiero
Baidu ADR †	53,600	5,402,344	Santander ADR	276,900	897,156
BeiGene †	182,800	1,763,733	Becle	1,571,000	1,909,239
BeiGene ADR †	11,002	1,354,456	Cemex ADR	506,188	1,073,119
China Mengniu Dairy †	780,000	2,690,001	Coca-Cola Femsa ADR	81,700	3,286,791
China Mobile ADR	381,200	14,359,804	Fomento Economico Mexicano ADR	25,684	1,554,139
China Petroleum & Chemical ADR	42,234	2,056,796	Grupo Financiero Banorte Class O	475,400	1,302,603
CNOOC	3,334,000	3,464,608	Grupo Lala	606,200	275,725
Genscript Biotech †	1,158,000	1,853,515	Grupo Televisa ADR	707,700	4,104,660
JD.com ADR †	294,000	11,907,000
					16,915,976
Kunlun Energy	3,622,900	2,093,708
Kweichow Moutai Class A	120,613	18,744,165
PetroChina Class H	3,000,000	1,087,320
Ping An Insurance Group Co. of China
Class H	324,000	3,164,269
SINA †	200,000	6,368,000
Sohu.com ADR †	491,279	3,060,668
Tencent Holdings	720,000	35,587,883

NQ-VIP-868 [3/20] 5/20 (1178332) Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value			Number of	Value
	shares	(US $)			shares	(US $)
Common Stock Δ (continued)			Common Stock Δ (continued)
Peru - 0.56%			United Kingdom - 0.17%
Cia de Minas Buenaventura ADR	384,440$	2,802,568	Griffin Mining †		1,642,873	$848,752
		2,802,568				848,752
Republic of Korea - 18.78%			Total Common Stock
KB Financial Group ADR	42,000	1,141,980	(cost $523,199,677)			463,273,187
LG Display ADR †	188,309	836,092
LG Electronics	62,908	2,473,412	Convertible Preferred Stock - 0.03%
LG Uplus	270,507	2,376,488	CJ y	KRW	4,204	146,132
Lotte	46,206	905,086	Total Convertible Preferred Stock
Lotte Chilsung Beverage	14,210	989,772	(cost $470,722)			146,132
Lotte Confectionery	8,599	737,769
Samsung Electronics	907,636	35,290,266	Preferred Stock - 5.56% Δ
Samsung Life Insurance	71,180	2,491,141	Brazil - 0.67%
SK Hynix	360,000	24,337,459	Centrais Eletricas Brasileiras
SK Telecom	42,491	6,180,143	Class B 5.90%		233,700	1,187,368
SK Telecom ADR	971,935	15,813,382	Petroleo Brasileiro ADR 7.74%		403,795	2,176,455
		93,572,990				3,363,823
Russia - 5.45%			Republic of Korea - 3.42%
ENEL RUSSIA PJSC GDR	15,101	8,413	CJ 5.48%		28,030	738,054
Etalon Group GDR 144A #	354,800	457,692	Samsung Electronics 2.60%		499,750	16,285,672
Gazprom PJSC ADR	1,043,900	4,733,813				17,023,726
LUKOIL PJSC ADR (London International			Russia - 1.47%
Exchange)	72,953	4,299,245	Transneft PJSC 6.98%		3,887	7,312,252
Mobile TeleSystems PJSC ADR	119,402	907,455				7,312,252
Rosneft Oil PJSC GDR	1,449,104	5,832,873	Total Preferred Stock
Sberbank of Russia PJSC	2,219,648	5,290,811
Surgutneftegas PJSC ADR	294,652	1,220,809	(cost $19,715,786)			27,699,801
T Plus PJSC =	25,634	0
VEON ADR	756,988	1,143,052	Participation Notes - 0.00%
Yandex Class A †	96,032	3,269,890	Lehman Indian Oil
		27,164,053	CW 12 LEPO 144A =†		100,339	0
South Africa - 0.05%			Lehman Oil & Natural Gas
Sun International †	210,726	220,912	CW 12 LEPO =†		146,971	0
Tongaat Hulett †	182,915	22,397	Total Participation Notes
		243,309	(cost $4,952,197)			0
Taiwan - 10.97%
Hon Hai Precision Industry	4,184,564	9,633,985
MediaTek	1,045,000	11,216,223
Taiwan Semiconductor Manufacturing	3,756,864	33,820,478
		54,670,686
Turkey - 0.68%
Turkcell Iletisim Hizmetleri	730,024	1,355,941
Turkiye Sise ve Cam Fabrikalari	3,243,612	2,030,553
		3,386,494

NQ-VIP-868 [3/20] 5/20 (1178332) Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of			Number of	Value
	shares			shares	(US $)
Short-Term Investments - 1.29%			Short-Term Investments (continued)
Money Market Mutual Funds - 1.29%			Money Market Mutual Funds (continued)
BlackRock FedFund - Institutional			Morgan Stanley Government
Shares (seven-day effective yield			Portfolio - Institutional Share Class
0.33%)	1,286,434	$1,286,434	(seven-day effective yield 0.22%)	1,286,433	$1,286,434
Fidelity Investments Money Market			State Street Institutional US Government
Government Portfolio - Class I			Money Market Fund - Investor Class
(seven-day effective yield 0.30%)	1,286,434	1,286,433	(seven-day effective yield 0.24%)	1,286,433	1,286,434
GS Financial Square Government			Total Short-Term Investments
Fund - Institutional Shares (seven-day			(cost $6,432,168)		6,432,168
effective yield 0.34%)	1,286,434	1,286,433

Total Value of Securities - 99.86%
(cost $554,770,550)					497,551,288
Receivables and Other Assets Net of Liabilities - 0.14%					683,640
Net Assets Applicable to 27,935,371 Shares Outstanding - 100.00%					$498,234,928

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $24,483,824, which represents 4.91% of the Fund’s net assets.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Δ Securities have been classified by country of origin.
y Exercise price and conversion date to be announced.
† Non-income producing security.

Summary of Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GS - Goldman Sachs
KRW - South Korean Won
LEPO - Low Exercise Price Option
PJSC - Public Joint Stock Company

NQ-VIP-868 [3/20] 5/20 (1178332) Emerging Markets Series-3